Transactions with Non-Controlling Interests	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Transactions with Non-Controlling Interests
36	TRANSACTIONS WITH NON-CONTROLLING INTERESTS

a)	Acquisition of additional non-controlling interest

In May, November and December 2016, GyM Chile SPA acquired 5.43%, 6.77%, and 1.49%, respectively of additional shares in Vial y Vives - DSD S.A. at a total purchase price of S/21.6 million, S/25.7 million and S/3.8 million, respectively. The carrying values of the non-controlling interest at the acquisition dates were S/13.9 million, S/17.9 million and S/3.9 million. The Group ceased to recognize the corresponding non-controlling interest, recording a decrease in equity attributable to the owners of the Company of S/15.4 million. At December 31, 2018, the outstanding balance was S/23 million (S/22 million in 2017) (Note 22).

b)	Contributions (returns) from non-controlling shareholders

Corresponds to the contributions and returns made by the partners of the subsidiary Viva GyM S.A. for the realization of real estate projects. As of December 31, balances comprise:

	2017	2018
Viva GyM S.A.
Contributions received	8,654	3,399
Returns of contributions	(45,053)	(87,856)

	(36,399)	(84,457)

Plus (less):
Contributions from other subsidiaries	3,202	15,120

Decrease in equity of non controlling parties	(33,197)	(69,337)

In 2018, the contributions correspond mainly to the project Los Parques de Callao for S/3.3 million. Returns correspond mainly to the Klimt projects for S/25.3 million, Los parques de Comas for S/13.4 million, Los parques de San Martin for S/7.5 million, Los Parques de Villa El Salvador for S/4.3 million, liquidation of Los Parques de Piura project for S/8.6 million, Los Parques del Mar for S/11 million, Los Parques de Chiclayo for S/6.2 million and Los Parques de Carabayllo 3 for S/8.2 million (returns in 2017 mainly include “Los Parques de Comas” for S/6.8 million, “Asociacion Parques de Mar” for S/27.8 million and “Klimt” for S/8 million).

c)	Deconsolidation of non-controlling interest

Correspond to the deconsolidation of the non-controlling interest due to the sale of subsidiaries Stracon GyM S/29.4 million and Grupo Cam S/18.2 million.

d)	Dividends

As of December 31, 2016, 2017 and 2018, dividends of S/25.5 million, S/59.7 million and S/102.8 million, respectively, were distributed to the non-controlling interest.